Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2024
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

16.

Financial Instruments and Fair Value Disclosures
Interest rate risk and concentration of credit risk
Financial instruments,

which potentially

subject the

Company to

significant concentrations

of credit

risk,
consist

principally

of

cash

and

trade

accounts

receivable.

The

ability

and

willingness

of

each

of

the
Company’s counterparties to perform their

obligations under a contract depend upon a

number of factors
that are

beyond the

Company’s control

and may

include, among

other things,

general economic

conditions,
the

state

of

the

capital

markets,

the

condition

of

the

shipping

industry

and

charter

hire

rates. The
Company’s credit risk with financial institutions is limited as it has temporary cash investments, consisting mostly of deposits, placed with various qualified financial institutions and performs periodic evaluations of the relative credit

standing of those financial

institutions. The Company limits

its credit risk

with accounts
receivable by performing ongoing

credit evaluations of its

customers’ financial condition and by

receiving
payments

of

hire

in

advance.

The

Company,

generally,

does

not

require

collateral

for

its

accounts
receivable and does not have any agreements to mitigate credit risk.

In

2024,

2023 and

2022 charterers

that

individually accounted

for
10
% or

more

of

the

Company’s time
charter revenues were as follows:

Charterer 2024 2023 2022
Cargill International SA * 13% 19%
Koch Shipping PTE LTD.

Singapore
* * 15%
Nippon Yusen Kaisha 11% * *
*Less than 10%

The Company

is exposed

to interest

rate fluctuations

associated with

its variable

rate of

borrowings. On
July 6,

2023, the company

entered into an

interest rate swap

with DNB (Note

8) to

manage part of

such
exposure. Additionally, in 2022 and

2023, the Company refinanced part of its variable rate debt with fixed rate financial liabilities (Note 9).
Fair value of assets and liabilities
The

carrying

values

of

financial

assets

reflected

in

the

accompanying

consolidated

balance

sheet
approximate their respective fair values

due to the short-term nature

of these financial instruments.

Cash
and cash equivalents

and restricted cash

are considered Level 1 items

as they represent

liquid assets with
short-term maturities. The fair value of long-term bank loans with variable interest rates approximates the
recorded values, generally due to their variable interest rates.

Fair value measurements disclosed

As of December 31, 2024, the Bond having a fixed interest

rate and a carrying value of $
175,000

(Note 8)
had a fair value of $ 178,938

determined through the Level 1 input of the fair value hierarchy as defined in
FASB guidance for Fair Value Measurements.
Other Fair value measurements

December 31,
2023
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities $ 20,729 $ 20,729 $ $
Investments in related party 8,315 8,138 177
Interest rate swap, asset 129 129
Total

recurring fair value measurements
$ 29,173 $ 28,867 $ 129 $ 177
Non-recurring fair value measurements
Equity method investments(1) $ 4,519 $ $ 4,519
Long-lived assets held for use(2) 7,809 7,809
Total

non-recurring fair value measurements
$ 12,328 $ 7,809 $ 4,519
Liabilities
Recurring fair value measurements
Warrant liability $ 6,332 $ 6,332 $
Interest rate swap, liability 568 568
Total

recurring fair value measurements
$ 6,900 $ 6,332 $ 568
December 31,
2024
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in related party $ 4,415 $ 4,235 $ - $ 180
Total

recurring fair value measurements
$ 4,415 $ 4,235 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,802 $ 1,802 $ -
Interest rate swap, liability 165 165
Total

recurring fair value measurements
$ 1,967 $ 1,802 $ 165

On

April 28,

2023, the

Company

estimated that

the

fair

value of

its
25
%

interest in

Bergen was
$ 4,519
,

determined

through

the

Level

2

inputs

of

the

fair

value

hierarchy,

as

defined

in

FASB
guidance for Fair

Value Measurements, and recorded a

gain of $
844
, being the difference

between
the fair value

of the retained noncontrolling

interest plus the carrying

value the liabilities assumed
by Bergen and the carrying value of the assets derecognized

(Note 3(e)).
(2)

On January

30, 2023.

the Company

took delivery

of one

vessel under

its master

agreement with
Sea Trade, acquired for

$
23,955

which was paid

in cash and

$
7,809

which was paid

through newly
issued

common

stock

(Note

6).

The

fair

value

of

the

common

shares

issued

to

Sea

Trade

was
determined based

on the

closing price

of the

Company’s shares

on the

date

of delivery

of each
vessel, which was also the date of issuance of such shares.